Exhibit 99.1

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

Collection Period	30-Apr-21	30/360 Days	30	Collection Period Start	01-Apr-21
Distribution Date	17-May-21	Actual/360 Days	32	Collection Period End	30-Apr-21
				Prior Month Settlement Date	15-Apr-21
				Current Month Settlement Date	17-May-21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,119,632,940.81	744,953,892.74	713,708,819.30	0.681581
Yield Supplement Overcollaterization		72,495,090.62	40,489,955.02	38,125,892.14
Total Adjusted Pool Balance		1,047,137,850.19	704,463,937.72	675,582,927.16
Total Adjusted Securities		1,047,137,850.19	704,463,937.72	675,582,927.16	0.645171
Class A-1 Notes	0.97793%	162,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.45000%	352,000,000.00	171,326,087.53	142,445,076.97	0.404674
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	1.38000%	401,000,000.00	401,000,000.00	401,000,000.00	1.000000
Class A-4 Notes	1.70000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Certificates	0.00000%	47,137,850.19	47,137,850.19	47,137,850.19	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	28,881,010.56	207,019.02	82.0483255	0.5881222
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	461,150.00	—	1.1500000
Class A-4 Notes	0.00	120,416.67	—	1.4166667
Certificates	0.00	0.00	—	—

Total Securities	28,881,010.56	788,585.69

I. COLLECTIONS

Interest:
Interest Collections				1,908,380.87
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				1,908,380.87
Principal:
Principal Collections				30,681,986.81
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				30,681,986.81
Recoveries of Defaulted Receivables				460,564.93

Total Collections				33,050,932.61

II. COLLATERAL POOL BALANCE DATA
			Number	Amount
Adjusted Pool Balance - Beginning of Period			40,137	704,463,937.72
Total Principal Payment				28,881,010.56

			38,875	675,582,927.16

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	33,050,932.61
Reserve Account Draw	0.00
Total Available for Distribution	33,050,932.61
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	620,794.91
Servicing Fee Paid	620,794.91
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	207,019.02
Class A-2a Notes Monthly Interest Paid	207,019.02
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	461,150.00
Class A-3 Notes Monthly Interest Paid	461,150.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	120,416.67
Class A-4 Notes Monthly Interest Paid	120,416.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		788,585.69
Total Note Monthly Interest Paid		788,585.69
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		31,641,552.01
4. Total Monthly Principal Paid on the Notes		28,881,010.56
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		28,881,010.56
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		2,760,541.45
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		2,760,541.45

V. RESERVE ACCOUNT

Initial Reserve Account Amount		10,471,378.50
Required Reserve Account Amount		10,471,378.50
Beginning Reserve Account Balance		10,471,378.50
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		10,471,378.50
Required Reserve Account Amount for Next Period		10,471,378.50

VI. POOL STATISTICS

Weighted Average Coupon		3.09%
Weighted Average Remaining Maturity		45.16

	Amount	Number
Principal on Defaulted Receivables	563,086.63	22
Principal Recoveries of Defaulted Receivables	460,564.93

Monthly Net Losses	102,521.70
Pool Balance at Beginning of Collection Period	744,953,892.74
Net Loss Ratio for Third Preceding Collection Period	0.47%
Net Loss Ratio for Second Preceding Collection Period	-0.04%
Net Loss Ratio for Preceding Collection Period	0.17%
Net Loss Ratio for Current Collection Period	0.17%
Four-Month Average Net Loss Ratio	0.19%
Cumulative Net Losses for all Periods	2,695,554.54

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,469,891.02	70	0.21%
61-90 Days Delinquent	505,752.47	27	0.07%
91-120 Days Delinquent	141,104.25	7	0.02%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,116,747.74	104	0.30%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.09%	0.09%
Delinquency Ratio for Second Preceding Collection Period	0.11%	0.10%
Delinquency Ratio for Preceding Collection Period	0.07%	0.06%
Delinquency Ratio for Current Collection Period	0.09%	0.09%
Four-Month Average Delinquency Ratio	0.09%	0.08%
60 Day Delinquent Receivables	668,819.32
Delinquency Percentage	0.09%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	1,336,668.76
Number of Extensions	57

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO